Long-Term Debt Capital leases (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Capital Leased Assets [Line Items]
2016	$ 5,717
2017	3,284
2018	2,348
2019	1,732
2020	204
Thereafter	21
Total minimum lease payments	13,306
Less: amount representing interest	1,426
Present value of net minimum lease payments(1)	11,880
Accrued Liabilities [Member]
Capital Leased Assets [Line Items]
Present value of net minimum lease payments(1)	5,000
Other Noncurrent Liabilities [Member]
Capital Leased Assets [Line Items]
Present value of net minimum lease payments(1)	$ 6,900